PROPERTY AND EQUIPMENT- Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and amortization	$ 3,701	$ 3,432	$ 11,159	$ 9,188	$ 12,131	$ 4,030	$ 3,493
Direct operating expenses	3,442	3,261	10,378	8,728	11,411	3,840	3,316
Depreciation and amortization	$ 259	$ 171	$ 781	$ 459	$ 720	$ 190	$ 177